Basic and diluted net loss per share - Summary of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net Income (Loss) Attributable to Parent	$ (13,631)	$ (12,618)	$ (9,603)
Numerator for basic and diluted net loss per share	$ (13,631)	$ (12,618)	$ (9,603)
Denominator:
Basic net loss per share attributable to iClick Interactive Asia Group Limited	$ (0.28)	$ (0.32)	$ (0.34)
Diluted net loss per share attributable to iClick Interactive Asia Group Limited	$ (0.28)	$ (0.32)	$ (0.34)
Denominator for basic and diluted net loss per share - weighted average shares outstanding	48,187,235	39,368,436	28,583,548